                          PROSPECTUS DATED MAY 1, 2000
                                    FOR THE
         NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY
                    (FORMERLY NAMED NYLIAC VARIABLE ANNUITY)
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                          NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                          NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
     This Prospectus describes the individual New York Life LifeStages(R) Flexible Premium Variable Annuity policies. New York Life Insurance and Annuity Corporation ("NYLIAC") issues these policies. We designed these policies to assist individuals with their long-term retirement planning needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when income payments will commence, and a guaranteed death benefit if the owner or annuitant dies before income payments have commenced.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take the money out of your policy which can be done in several ways. You can split your premium payments among a guaranteed interest option and twenty-six variable investment divisions listed below.

  -    MainStay VP Capital Appreciation
  -    MainStay VP Cash Management
  -    MainStay VP Convertible
  -    MainStay VP Government
  -    MainStay VP High Yield Corporate Bond
  -    MainStay VP International Equity
  -    MainStay VP Total Return
  -    MainStay VP Value
  -    MainStay VP Bond
  -    MainStay VP Growth Equity
  -    MainStay VP Indexed Equity
  -    American Century Income & Growth
  -    Dreyfus Large Company Value
  -    Eagle Asset Management Growth Equity
  -    Lord Abbett Developing Growth
  -    Alger American Small Capitalization
  -    Calvert Social Balanced
  -    Fidelity VIP II Contrafund(R)
  -    Fidelity VIP Equity-Income
  -    Janus Aspen Series Balanced
  -    Janus Aspen Series Worldwide Growth
  -    MFS(R) Growth With Income Series
  -    MFS(R) Research Series
  -    Morgan Stanley UIF Emerging Markets Equity
  -    T. Rowe Price Equity Income
  -    Van Eck Worldwide Hard Assets

     We do not guarantee the investment performance of these variable investment divisions. Depending on current market conditions, you can make or lose money in any of the investment divisions.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Fidelity Variable Insurance Products Fund II (VIP II), the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc. and the Van Eck Worldwide Insurance Trust (the "Funds", each individually a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio.

     To learn more about the policy you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 598-2019 or write to us at the address above.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

                                         PAGE
                                         ----
DEFINITIONS............................    3
FEE TABLE..............................    4
QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE LIFESTAGES(R) FLEXIBLE PREMIUM
  VARIABLE ANNUITY.....................    9
FINANCIAL STATEMENTS...................   16
CONDENSED FINANCIAL INFORMATION........   17
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNTS.............................   20
  New York Life Insurance and Annuity
     Corporation.......................   20
  The Separate Accounts................   20
  The Portfolios.......................   20
  Additions, Deletions or Substitutions
     of Investments....................   21
  Reinvestment.........................   22
THE POLICIES...........................   22
  Selecting the Variable Annuity That's
     Right for You.....................   22
  Qualified and Non-Qualified
     Policies..........................   23
  Policy Application and Premium
     Payments..........................   24
  Payments Returned for Insufficient
     Funds.............................   25
  Your Right to Cancel ("Free Look")...   25
  Issue Ages...........................   25
  Transfers............................   25
  Procedures for Telephone Transfers...   25
  Dollar Cost Averaging................   26
  Automatic Asset Reallocation.........   27
  Interest Sweep.......................   27
  Accumulation Period..................   27
     (a) Crediting of Premium
           Payments....................   27
     (b) Valuation of Accumulation
           Units.......................   28
  Third Party Investment Advisory
     Arrangements......................   28
  Policy Owner Inquiries...............   28
CHARGES AND DEDUCTIONS.................   28
  Surrender Charges....................   28
  Amount of Surrender Charge...........   29
  Exceptions to Surrender Charges......   29
  Other Charges........................   29
     (a) Mortality and Expense Risk
           Charges.....................   29

                                         PAGE
                                         ----
     (b) Administration Fee............   30
     (c) Policy Service Charge.........   30
     (d) Fund Charges..................   30
  Group and Sponsored Arrangements.....   30
  Taxes................................   30
DISTRIBUTIONS UNDER THE POLICY.........   31
  Surrenders and Withdrawals...........   31
     (a) Surrenders....................   31
     (b) Partial Withdrawals...........   31
     (c) Periodic Partial
           Withdrawals.................   31
     (d) Hardship Withdrawals..........   32
  Required Minimum Distribution
     Option............................   32
  Our Right to Cancel..................   32
  Annuity Commencement Date............   32
  Death Before Annuity Commencement....   32
  Income Payments......................   33
     (a) Election of Income Payment
           Options.....................   33
     (b) Other Methods of   Payment....   33
     (c) Proof of Survivorship.........   34
  Delay of Payments....................   34
  Designation of Beneficiary...........   34
  Restrictions Under Internal Revenue
     Code Section 403(b)(11)...........   34
  Loans................................   34
  Riders...............................   35
     (a) Living Needs Benefit
           Rider.......................   35
     (b) Unemployment Benefit Rider....   35
THE FIXED ACCOUNT......................   36
     (a) Interest Crediting............   36
     (b) Bail-Out......................   36
     (c) Transfers to Investment
           Divisions...................   36
FEDERAL TAX MATTERS....................   37
  Introduction.........................   37
  Taxation of Annuities in General.....   37
  Qualified Plans......................   38
     (a) Section 403(b) Plans..........   38
     (b) Individual Retirement
           Annuities...................   38
     (c) Roth Individual Retirement
           Annuities...................   38
     (d) Deferred Compensation
           Plans.......................   39
DISTRIBUTOR OF THE POLICIES............   39
VOTING RIGHTS..........................   39
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   40

     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ATTACHED SUPPLEMENT TO THIS PROSPECTUS OR IN ANY SUPPLEMENTAL SALES MATERIAL WE AUTHORIZE.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of each Separate Account has a distinct Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the applicable Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which we are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policy owner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Accounts.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Accounts. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges that may have already been assessed from the Fixed Account.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use in connection with employee retirement plans that qualify for special federal income tax treatment.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy, which contains the policy specifications.

POLICY DATE--The date from which we measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies issued under employee retirement plans that qualify for special federal income tax treatment.

SEPARATE ACCOUNT--Separate Account I or Separate Account II, collectively the Separate Accounts.

SEPARATE ACCOUNT I--NYLIAC Variable Annuity Separate Account-I, a segregated asset account we established to receive and invest premium payments paid under Non-Qualified Policies. This Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

SEPARATE ACCOUNT II--NYLIAC Variable Annuity Separate Account-II, a segregated asset account we established to receive and invest premium payments paid under Qualified Policies. This Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Divisions.

                                   FEE TABLE

                                                                                               MAINSTAY VP
                                      MAINSTAY VP    MAINSTAY VP                               HIGH YIELD     MAINSTAY VP
                                        CAPITAL         CASH       MAINSTAY VP   MAINSTAY VP    CORPORATE    INTERNATIONAL
                                      APPRECIATION   MANAGEMENT    CONVERTIBLE   GOVERNMENT       BOND          EQUITY
                                      ------------   -----------   -----------   -----------   -----------   -------------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount
    withdrawn)......................  7% during Policy Years 1-3; 6% during Policy Year 4, 5% during Policy Year 5, 4%
                                      during Policy Year 6, 3% during Policy Year 7, 2% during Policy Year 8, 1% during
                                      Policy Year 9, and 0% thereafter.
  Transfer Fee......................  There is no transfer fee on the first 12 transfers in any Policy Year. However,
                                      NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge......  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $10,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...     1.20%          1.20%         1.20%         1.20%         1.20%          1.20%
  Administration Fees...............     0.10%          0.10%         0.10%         0.10%         0.10%          0.10%
    Total Separate Account Annual
      Expenses......................     1.30%          1.30%         1.30%         1.30%         1.30%          1.30%

FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for
    the fiscal year ended December
    31, 1999)(a)
  Advisory Fees.....................     0.36%          0.25%         0.36%         0.30%         0.30%          0.60%
  Administration Fees...............     0.20%          0.20%         0.20%         0.20%         0.20%          0.20%
  Other Expenses....................     0.06%          0.06%         0.15%         0.09%         0.07%          0.27%
  Total Fund Annual Expenses........     0.62%          0.51%         0.71%         0.59%         0.57%          1.07%


                                      MAINSTAY VP
                                         TOTAL      MAINSTAY VP   MAINSTAY VP
                                        RETURN         VALUE         BOND
                                      -----------   -----------   -----------
OWNER TRANSACTION EXPENSES

  Surrender Charge (as a % of amount
    withdrawn)......................   7% during Policy Years 1-3; 6% during Policy Year 4, 5% during Policy Year 5, 4%
                                       during Policy Year 6, 3% during Policy Year 7, 2% during Policy Year 8, 1% during
                                       Policy Year 9, and 0% thereafter.
  Transfer Fee......................   There is no transfer fee on the first 12 transfers in any Policy Year. However,
                                       NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge......   Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $10,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...     1.20%         1.20%         1.20%
  Administration Fees...............     0.10%         0.10%         0.10%
    Total Separate Account Annual
      Expenses......................     1.30%         1.30%         1.30%
FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for
    the fiscal year ended December
    31, 1999)(a)
  Advisory Fees.....................     0.32%         0.36%         0.25%
  Administration Fees...............     0.20%         0.20%         0.20%
  Other Expenses....................     0.06%         0.07%         0.05%
  Total Fund Annual Expenses........     0.58%         0.63%         0.50%

------------

                                                                                        EAGLE
                                         MAINSTAY   MAINSTAY    AMERICAN    DREYFUS     ASSET         LORD          ALGER
                                            VP         VP       CENTURY      LARGE    MANAGEMENT     ABBETT        AMERICAN
                                          GROWTH    INDEXED     INCOME &    COMPANY     GROWTH     DEVELOPING       SMALL
                                          EQUITY     EQUITY      GROWTH      VALUE      EQUITY       GROWTH     CAPITALIZATION
                                         --------   --------    --------    -------   ----------   ----------   --------------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount
    withdrawn).........................  7% during Policy Years 1-3; 6% during Policy Year 4, 5% during Policy Year 5, 4%
                                         during Policy Year 6, 3% during Policy Year 7, 2% during Policy Year 8, 1% during
                                         Policy Year 9, and 0% thereafter.
  Transfer Fee.........................  There is no transfer fee on the first 12 transfers in any Policy Year. However,
                                         NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge.........  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than
                                         $10,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees......   1.20%      1.20%       1.20%       1.20%      1.20%        1.20%          1.20%
  Administration Fees..................   0.10%      0.10%       0.10%       0.10%      0.10%        0.10%          0.10%
  Total Separate Account Annual
    Expenses...........................   1.30%      1.30%       1.30%       1.30%      1.30%        1.30%          1.30%

FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for the
    fiscal year ended December
    31,1999)(a)
  Advisory Fees........................   0.25%      0.10%       0.50%       0.60%      0.50%        0.60%          0.85%
  Administration Fees..................   0.20%      0.20%       0.20%       0.20%      0.20%        0.20%             --
  Other Expenses.......................   0.04%      0.06%       0.15%(b)    0.15%(b)   0.15%(b)     0.15%(b)       0.05%
  Total Fund Annual Expenses...........   0.49%      0.36%       0.85%       0.95%      0.85%        0.95%          0.90%


                                         CALVERT      FIDELITY
                                          SOCIAL       VIP II
                                         BALANCED   CONTRAFUND(R)
                                         --------   -------------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount
    withdrawn).........................  7% during Policy Years 1-3; 6% during Policy Year 4, 5% during Policy Year 5, 4%
                                         during Policy Year 6, 3% during Policy Year 7, 2% during Policy Year 8, 1% during
                                         Policy Year 9, and 0% thereafter.
  Transfer Fee.........................  There is no transfer fee on the first 12 transfers in any Policy Year. However,
                                         NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge.........  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than
                                         $10,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees......   1.20%         1.20%
  Administration Fees..................   0.10%         0.10%
  Total Separate Account Annual
    Expenses...........................   1.30%         1.30%
FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for the
    fiscal year ended December
    31,1999)(a)
  Advisory Fees........................   0.70%(c)      0.58%
  Administration Fees..................      --            --
  Other Expenses.......................   0.19%(c)      0.07%
  Total Fund Annual Expenses...........   0.89%(c)      0.65%(d)

------------

                                                                                                                        MORGAN
                                                                                      JANUS      MFS(R)                STANLEY
                                                              FIDELITY    JANUS       ASPEN      GROWTH                  UIF
                                                                VIP       ASPEN      SERIES       WITH      MFS(R)     EMERGING
                                                              EQUITY-     SERIES    WORLDWIDE    INCOME    RESEARCH    MARKETS
                                                               INCOME    BALANCED    GROWTH      SERIES     SERIES      EQUITY
                                                              --------   --------   ---------    ------    --------    --------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount withdrawn).............  7% during Policy Years 1-3; 6% during Policy Year 4, 5% during
                                                              Policy Year 5, 4% during Policy Year 6, 3% during Policy Year 7,
                                                              2% during Policy Year 8, 1% during Policy Year 9, and 0%
                                                              thereafter.
  Transfer Fee..............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $10,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................   1.20%      1.20%       1.20%      1.20%       1.20%      1.20%
  Administration Fees.......................................   0.10%      0.10%       0.10%      0.10%       0.10%      0.10%
  Total Separate Account Annual Expenses....................   1.30%      1.30%       1.30%      1.30%       1.30%      1.30%

FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31,1999)(a)
  Advisory Fees.............................................   0.48%      0.65%       0.65%      0.75%       0.75%      0.42%
  Administration Fees.......................................    --         --         --          --         --         0.25%
  Other Expenses............................................   0.08%      0.02%(e)    0.05%      0.13%       0.11%      1.12%
  Total Fund Annual Expenses................................   0.56%      0.67%       0.70%(e)   0.88%       0.86%      1.79%(f)


                                                              T. ROWE    VAN ECK
                                                               PRICE    WORLDWIDE
                                                              EQUITY      HARD
                                                              INCOME     ASSETS
                                                              -------   ---------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount withdrawn).............  7% during Policy Years 1-3; 6% during Policy Year 4, 5% during
                                                              Policy Year 5, 4% during Policy Year 6, 3% during Policy Year 7,
                                                              2% during Policy Year 8, 1% during Policy Year 9, and 0%
                                                              thereafter.
  Transfer Fee..............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $10,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................   1.20%      1.20%
  Administration Fees.......................................   0.10%      0.10%
  Total Separate Account Annual Expenses....................   1.30%      1.30%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31,1999)(a)
  Advisory Fees.............................................   0.85%(g)   1.00%
  Administration Fees.......................................    --        --
  Other Expenses............................................    --        0.26%
  Total Fund Annual Expenses................................   0.85%      1.26%

------------
(a) The Fund or its agents provided the fees and charges which are based on 1999 expenses and may reflect estimated charges except for Janus. We have not verified the accuracy of the information provided by the agents.
(b) "Other Expenses" and "Total Fund Annual Expenses" for the American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios reflect an expense reimbursement agreement that ended December 31, 1999 limiting "Other Expenses" to 0.15% annually. In the absence of the expense reimbursement arrangement, the "Total Fund Annual Expenses" would have been 0.92%, 1.00%, 0.87% and 1.04% for the American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios, respectively.
(c) "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly would be 0.86% for Social Balanced Portfolio. Total expenses have been restated to reflect expenses expected to be incurred in 2000.
(d) Through arrangements with certain funds or FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, total operating expenses presented in the table would have been 0.67% for the Fidelity VIP II Contrafund Portfolio and 0.57% for the Fidelity VIP Equity-Income Portfolio.
(e) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Worldwide Growth and Balanced portfolios. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of expense offset arrangements.
(f) Morgan Stanley Asset Management has voluntarily agreed to waive its "Advisory Fee" and/or reimburse the Portfolio, if necessary, to the extent that the "Total Fund Annual Expense" of the Portfolio exceed 1.75% of average daily net assets. For purposes of determining the amount of the voluntary advisory fee waiver and/or reimbursement, if any, the portfolio's annual operating expenses include certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed which were 0.04% of the average daily net assets for 1999. The fee waivers and reimbursements described above may be terminated by Morgan Stanley Asset Management at any time without notice. Absent such reductions, "Advisory Fees", "Administration Fees" and "Total Fund Annual Expense" would have been 1.25%, 0.25% and 2.62% respectively.
(g)  The "Advisory Fees" include the ordinary operating expenses of the Fund.

EXAMPLES(1)

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the Separate Accounts and the Funds. However, the table does not reflect optional charges under the policy. Charges and expenses may be higher or lower in future years. For more information on the charges reflected in this table see "Charges and Deductions" at page 27 and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes on surrender of the policy or on the Annuity Commencement Date.

     You would pay the following expense on a $1,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets:

        1. If you surrender your policy at the end of the stated time period:

                                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                           --------   --------   --------   --------
                MainStay VP Capital Appreciation.........................   $88.45    $141.37    $176.62    $268.13
                MainStay VP Cash Management..............................   $87.40    $138.21    $171.25    $256.81
                MainStay VP Convertible..................................   $89.31    $143.95    $180.99    $277.30
                MainStay VP Government...................................   $88.16    $140.51    $175.15    $265.05
                MainStay VP High Yield Corporate Bond....................   $87.98    $139.95    $174.19    $263.00
                MainStay VP International Equity.........................   $92.75    $154.21    $198.32    $313.21
                MainStay VP Total Return.................................   $88.07    $140.22    $174.67    $264.01
                MainStay VP Value........................................   $88.55    $141.66    $177.10    $269.14
                MainStay VP Bond.........................................   $87.30    $137.94    $170.77    $255.77
                MainStay VP Growth Equity................................   $87.21    $137.64    $170.26    $254.72
                MainStay VP Indexed Equity...............................   $85.97    $133.91    $163.90    $241.16
                American Century Income & Growth.........................   $90.65    $147.95    $187.76    $291.42
                Dreyfus Large Company Value..............................   $91.61    $150.80    $192.57    $301.39
                Eagle Asset Management Growth Equity.....................   $90.65    $147.95    $187.76    $291.42
                Lord Abbett Developing Growth............................   $91.61    $150.80    $192.57    $301.39
                Alger American Small Capitalization......................   $91.13    $149.37    $190.17    $296.41
                Calvert Social Balanced..................................   $91.04    $149.09    $189.69    $295.41
                Fidelity VIP II Contrafund(R)............................   $88.74    $142.23    $178.08    $271.19
                Fidelity VIP Equity-Income...............................   $87.88    $139.66    $173.70    $261.96
                Janus Aspen Series Balanced..............................   $88.93    $142.80    $179.05    $273.24
                Janus Aspen Series Worldwide Growth......................   $89.22    $143.66    $180.50    $276.29
                MFS(R) Growth With Income Series.........................   $90.94    $148.81    $189.21    $294.42
                MFS(R) Research Series...................................   $90.75    $148.24    $188.25    $292.43
                Morgan Stanley UIF Emerging Markets Equity...............   $99.64    $174.50    $232.20    $381.29
                T. Rowe Price Equity Income..............................   $90.65    $147.95    $187.76    $291.42
                Van Eck Worldwide Hard Assets............................   $94.57    $159.60    $207.37    $331.65

        2. If you annuitize your Policy at the end of the stated time period:

                                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                           --------   --------   --------   --------
                MainStay VP Capital Appreciation.........................   $88.45    $ 73.29    $125.40    $268.13
                MainStay VP Cash Management..............................   $87.40    $ 69.91    $119.76    $256.81
                MainStay VP Convertible..................................   $89.31    $ 76.05    $130.01    $277.30
                MainStay VP Government...................................   $88.16    $ 72.37    $123.86    $265.05
                MainStay VP High Yield Corporate Bond....................   $87.98    $ 71.76    $122.85    $263.00
                MainStay VP International Equity.........................   $92.75    $ 87.04    $148.24    $313.21

------------
(1) For purposes of calculating these examples, we have expressed the annual policy service charge as an annual percentage of assets based on the average size of policies having an Accumulation Value of less than $10,000 on December 31, 1999. This calculation method reasonably reflects the annual policy service charges applicable to policies having an Accumulation Value of less than $10,000. The annual policy service charge does not apply to policies having an Accumulation Value of $10,000 or greater. The expenses shown, therefore, would be slightly lower if your policy's Accumulation Value is $10,000 or greater.

                                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                           --------   --------   --------   --------
                MainStay VP Total Return.................................   $88.07    $ 72.06    $123.35    $264.01
                MainStay VP Value........................................   $88.55    $ 73.60    $125.92    $269.14
                MainStay VP Bond.........................................   $87.30    $ 69.61    $119.25    $255.77
                MainStay VP Growth Equity................................   $87.21    $ 69.29    $118.72    $254.72
                MainStay VP Indexed Equity...............................   $85.97    $ 65.30    $112.03    $241.16
                American Century Income & Growth.........................   $90.65    $147.95    $187.76    $291.42
                Dreyfus Large Company Value..............................   $91.61    $ 83.39    $142.20    $301.39
                Eagle Asset Management Growth Equity.....................   $90.65    $ 80.33    $137.13    $291.42
                Lord Abbett Developing Growth............................   $91.61    $ 83.39    $142.20    $301.39
                Alger American Small Capitalization......................   $91.31    $ 81.86    $139.67    $296.41
                Calvert Social Balanced..................................   $91.04    $ 81.55    $139.16    $295.41
                Fidelity VIP II Contrafund(R)............................   $88.74    $ 74.21    $126.94    $271.19
                Fidelity VIP Equity-Income...............................   $87.88    $ 71.46    $122.33    $261.96
                Janus Aspen Series Balanced..............................   $88.93    $ 74.82    $127.96    $273.24
                Janus Aspen Series Worldwide Growth......................   $89.22    $ 75.74    $129.49    $276.29
                MFS(R) Growth With Income Series.........................   $90.94    $ 81.25    $138.65    $294.42
                MFS(R) Research Series...................................   $90.75    $ 80.64    $137.65    $292.43
                Morgan Stanley UIF Emerging Markets Equity...............   $99.64    $108.77    $183.90    $381.29
                T. Rowe Price Equity Income..............................   $90.65    $ 80.33    $137.13    $291.42
                Van Eck Worldwide Hard Assets............................   $94.57    $ 92.81    $157.77    $331.65

        3. If you do not surrender your policy:

                                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                           --------   --------   --------   --------
                MainStay VP Capital Appreciation.........................   $23.80    $ 73.29    $125.40    $268.13
                MainStay VP Cash Management..............................   $22.68    $ 69.91    $119.76    $256.81
                MainStay VP Convertible..................................   $24.72    $ 76.05    $130.01    $277.30
                MainStay VP Government...................................   $23.49    $ 72.37    $123.86    $265.05
                MainStay VP High Yield Corporate Bond....................   $23.29    $ 71.76    $122.85    $263.00
                MainStay VP International Equity.........................   $28.39    $ 87.04    $148.24    $313.21
                MainStay VP Total Return.................................   $23.39    $ 72.06    $123.35    $264.01
                MainStay VP Value........................................   $23.90    $ 73.60    $125.92    $269.14
                MainStay VP Bond.........................................   $22.58    $ 69.61    $119.25    $255.77
                MainStay VP Growth Equity................................   $22.48    $ 69.29    $118.72    $254.72
                MainStay VP Indexed Equity...............................   $21.15    $ 65.30    $112.03    $241.16
                American Century Income & Growth.........................   $26.15    $ 80.33    $137.13    $291.42
                Dreyfus Large Company Value..............................   $27.17    $ 83.39    $142.20    $301.39
                Eagle Asset Management Growth Equity.....................   $26.15    $ 80.33    $137.13    $291.42
                Lord Abbett Developing Growth............................   $27.17    $ 83.39    $142.20    $301.39
                Alger American Small Capitalization......................   $26.66    $ 81.86    $139.67    $296.41
                Calvert Social Balanced..................................   $26.56    $ 81.55    $139.16    $295.41
                Fidelity VIP II Contrafund(R)............................   $24.11    $ 74.21    $126.94    $271.19
                Fidelity VIP Equity-Income...............................   $23.19    $ 71.46    $122.33    $261.96
                Janus Aspen Series Balanced..............................   $24.31    $ 74.82    $127.96    $273.24
                Janus Aspen Series Worldwide Growth......................   $24.62    $ 75.74    $129.49    $276.29
                MFS(R) Growth With Income Series.........................   $26.46    $ 81.25    $138.65    $294.42
                MFS(R) Research Series...................................   $26.25    $ 80.64    $137.65    $292.43
                Morgan Stanley UIF Emerging Markets Equity...............   $35.74    $108.77    $183.90    $381.29
                T. Rowe Price Equity Income..............................   $26.15    $ 80.33    $137.13    $291.42
                Van Eck Worldwide Hard Assets............................   $30.34    $ 92.81    $157.77    $331.65

THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES AND THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.

                   QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE
                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

     1. WHAT IS NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY?

     A New York Life LifeStages(R) Flexible Premium Variable Annuity is a variable retirement annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of each of the Separate Accounts, or to the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account.

     2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (a) SEPARATE ACCOUNTS

             Separate Account I is used for Non-Qualified Policies and Separate Account II is used for Qualified Policies. Each of the Separate Accounts consists of twenty-six Investment Divisions. They are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

        (b) FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will reflect a fixed interest rate. (See "The Fixed Account" at page 36.)

     3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED
ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date, but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless we agree otherwise. You can make transfers from the Fixed Account to the Investment Divisions but certain restrictions apply. (See "The Fixed Account" at page 36.) You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

     You can make unlimited transfers each Policy Year. In addition, you can request transfers through the Dollar Cost Averaging or the Automatic Asset Reallocation options described at pages 26 and 27 of this Prospectus.

     4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date we start making Income Payments to you, we will deduct a policy service charge on each Policy Anniversary or upon surrender of the policy if on that date the Accumulation Value is below $10,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, we deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to
 .10% of the net asset value of the applicable Separate Account. (See "Other Charges" at page 29.)

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.20% of the net asset value of the applicable Separate Account. (See "Other Charges" at page 29.)

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn during the first nine Policy Years. The percentage declines after the first three Policy Years as follows:

                        POLICY YEAR                             SURRENDER CHARGE
                        -----------                             ----------------
 1..........................................................           7%
 2..........................................................           7%
 3..........................................................           7%
 4..........................................................           6%
 5..........................................................           5%
 6..........................................................           4%
 7..........................................................           3%
 8..........................................................           2%
 9..........................................................           1%
10+.........................................................           0%

     For applications signed on or after May 19, 2000, you can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greater of (a) 10% of the Accumulation Value at the time of the withdrawal or (b) the Accumulation Value of the policy less the accumulated premium payments. (See "Surrender Charges" and "Exceptions to Surrender Charges" at pages 28 and 29.)

     For applications signed prior to May 19, 2000, you can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge up to 10% of the Accumulation Value at the time of the withdrawal ("10% Window"). In addition, for policies with total premium payments of $100,000 or more, you may withdraw free of a surrender charge the greater of (a) the 10% Window or (b) the Accumulation Value of the policy less the accumulated premium payments. (See "Surrender Charges" and "Exceptions to Surrender Charges" at pages 28 and 29.)

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)

     5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless we permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:

     (a) for tax-sheltered annuities, $50 per month or a $2,000 single premium;

     (b) for IRAs and Roth IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

     (c) for deferred compensation plans, $50 per month; and

     (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

     For Qualified Policies you may not make premium payments in excess of the amount permitted by law for the plan indicated.

     For Non-Qualified Policies, the minimum initial premium payment is a $5,000 single premium or a $2,500 premium payment plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. You can make additional premium payments of at least $50 each or such lower amount as we may permit at any time. You have a choice of sending premium payments directly to NYLIAC or through pre-authorized monthly deductions from banks, credit unions or similar accounts and public or private employee payroll deductions. The maximum aggregate amount of premium payments we accept is $1,000,000, without prior approval.

     For policies issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

     (a) For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement.

         The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.

     (b) For Tax-Sheltered Annuity (TSA) policies, Section 457 deferred compensation plan policies, Simplified Employee Pension (SEP) plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.

     (c) For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.

     (d) For Individual Retirement Annuity (IRA) policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre-authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.

     6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will hold the initial premium payment in the MainStay VP Cash Management Investment Division for 15 days after we issue the policy. At the end of this period, we will allocate the premium payment to the Investment Divisions and/or Fixed Account you have selected.

     You may allocate each premium payment in up to 18 Investment Divisions plus the Fixed Account (See "Automatic Asset Reallocation" at page 27). Moreover, you may raise or lower the percentages of the premium payment (which must be in whole number percentages) you place in each Allocation Alternative at the time you make a premium payment. However, any change to your allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions plus the Fixed Account. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as we may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you allocate your Accumulation Value.

     7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

     8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT
        DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "Distributions Under the Policy" at page 31 and "Federal Tax Matters" at page 37.)

     9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Fixed Income Payments will always be the same specified amount. (See "Income Payments" at page 33.) We may offer other options, at our discretion, where permitted by state law.

     10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     If you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary under the policy an amount equal to the greater of:

     (a) the Accumulation Value, less any outstanding loan balance, or

     (b) the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges previously imposed.

     If the Beneficiary is the spouse of the Annuitant or the owner, see Question 11. (Also see "Death Before Annuity Commencement" at page 32 and "Federal Tax Matters" at page 37.)

     11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole Beneficiary (for Non-Qualified, IRA, Roth IRA, TSA or SEP policies only). If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death.

     12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?

     You can cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. You will then receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date we receive the policy, without any deduction for premium taxes or a surrender charge.

     13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the applicable Separate Account. (See "Voting Rights" at page 39.)

     14. HOW WILL NYLIAC CALCULATE INVESTMENT PERFORMANCE OF THE SEPARATE ACCOUNTS?

     YIELDS. The yield of the MainStay VP Cash Management Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. In calculating the yield, we assume that the income generated for that seven-day period is generated each seven-day period over a 52-week period. The current yield is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned in the Cash Management Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ending December 31, 1999, the MainStay VP Cash Management Investment Division's yield for Separate Account-I was 4.60% and for Separate Account-II was 4.60%, and the effective yield was 4.71% for Separate Account-I and 4.70% for Separate Account-II.

     The yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Divisions refers to the annualized income generated in that Investment Division over a specified thirty-day period. In calculating the yield we assume that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period. The current yield is shown as a percentage of the investment. For the 30-day period ended December 31, 1999, the annualized yields for the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions were 4.44%, 7.42% and 5.29% for Separate Account-I and Separate Account-II.

     The yield calculations do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that the surrender charge is applicable to a particular policy, the yield of that policy will be reduced. Past performance is no indication of future performance. For additional information regarding the yields described above, please refer to the Statement of Additional Information.

     TOTAL RETURN CALCULATIONS. The following tables present performance data for each of the Investment Divisions of Separate Account-I for periods ending December 31, 1999. The average annual total return (if surrendered) data reflect all Separate Account and Fund annual expenses shown in the Fee Table on pages 4, 5 and 6. The average annual total return (if surrendered) figures assume that the policy is surrendered at the end of the periods shown. The annual policy service charge, which is charged to policies with an Accumulation Value of less than $10,000, is not reflected. This fee, if applicable, would reduce the rates of return. The average annual total return (no surrenders) does not reflect the deduction of any surrender charges. All rates of return include the reinvestment of investment income, including interest and dividends.

     Certain Portfolios existed prior to the date that they were added to an Investment Division of the Separate Account-I. For periods prior to an Investment Division's inception date, the performance of the Investment Division was derived from the performance of the corresponding Portfolios, as modified to reflect the Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The results shown are not an estimate or guarantee of future investment performance for the Investment Divisions:

                               SEPARATE ACCOUNT-I
                          AVERAGE ANNUAL TOTAL RETURN
                     (FOR PERIODS ENDED DECEMBER 31, 1999)

                                                         MAINSTAY VP     MAINSTAY VP
                                                           CAPITAL          CASH        MAINSTAY VP     MAINSTAY VP
                INVESTMENT DIVISIONS:                    APPRECIATION    MANAGEMENT     CONVERTIBLE      GOVERNMENT
                ---------------------                    ------------    -----------    -----------     -----------
              PORTFOLIO INCEPTION DATE:                  1/29/93         1/29/93        10/1/96         1/29/93
-----------------------------------------------------
         INVESTMENT DIVISION INCEPTION DATE:
         -----------------------------------               1/29/93         1/29/93        10/1/96         1/29/93
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year...............................................       16.00%          -3.03%         31.65%          -9.12%
3 Year...............................................       25.41%           1.51%         16.02%           1.85%
5 Year...............................................       25.77%           2.87%            --            4.61%
10 Year..............................................          --              --             --              --
Since Portfolio Inception............................       20.07%           2.89%         15.87%           3.75%
Since Investment Division Inception..................       20.07%           2.89%         15.87%           3.75%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year...............................................       23.79%           3.49%         40.15%          -3.01%
3 Year...............................................       27.19%           3.74%         18.09%           4.09%
5 Year...............................................       26.45%           3.82%            --            5.57%
10 Year..............................................          --              --             --              --
Since Portfolio Inception............................       20.49%           3.30%         17.71%           4.16%
Since Investment Division Inception..................       20.49%           3.30%         17.71%           4.16%

                                                         EAGLE ASSET
                                                         MANAGEMENT     LORD ABBETT      CALVERT      ALGER AMERICAN
                                                           GROWTH       DEVELOPING       SOCIAL           SMALL
                INVESTMENT DIVISIONS:                      EQUITY         GROWTH        BALANCED      CAPITALIZATION
                ---------------------                    -----------    -----------     --------      --------------
              PORTFOLIO INCEPTION DATE:                   5/1/98         5/1/98         9/2/86         9/20/88
-----------------------------------------------------
         INVESTMENT DIVISION INCEPTION DATE:
         -----------------------------------               6/1/98         6/1/98         6/1/95          10/1/96
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year...............................................       54.93%         22.31%          3.84%          33.12%
3 Year...............................................          --             --          12.47%          19.14%
5 Year...............................................          --             --          15.58%          20.26%
10 Year..............................................          --             --          10.61%          16.69%
Since Portfolio Inception............................       43.30%          6.84%         10.22%          19.29%
Since Investment Division Inception..................       47.53%         13.87%         14.13%          15.83%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year...............................................       63.43%         30.53%         10.82%          41.62%
3 Year...............................................          --             --          14.67%          21.10%
5 Year...............................................          --             --          16.51%          21.07%
10 Year..............................................          --             --          10.61%          16.69%
Since Portfolio Inception............................       47.26%         11.08%         10.22%          19.29%
Since Investment Division Inception..................       51.76%         18.64%         15.23%          17.67%

      MAINSTAY VP                                                                                            AMERICAN
      HIGH YIELD       MAINSTAY VP    MAINSTAY VP                               MAINSTAY VP   MAINSTAY VP     CENTURY
       CORPORATE      INTERNATIONAL      TOTAL      MAINSTAY VP   MAINSTAY VP     GROWTH        INDEXED      INCOME &
         BOND            EQUITY         RETURN         VALUE         BOND         EQUITY        EQUITY        GROWTH
      -----------     -------------   -----------   -----------   -----------   -----------   -----------    --------
      5/1/95           5/1/95         1/29/93        5/1/95       1/23/84       1/23/84       1/29/93        5/1/98
       6/1/985           5/1/95         1/29/93       5/1/95        5/1/95       12/15/93       1/29/93       6/1/98
          4.04%           18.44%          8.23%         0.63%        -8.89%        20.25%        11.64%         8.80%
          5.68%           14.72%         16.97%         4.92%         2.04%        24.33%        23.78%           --
            --               --          17.89%           --          4.96%        25.06%        25.80%           --
            --               --             --            --          6.22%        16.76%           --            --
          9.34%           12.71%         13.99%        11.26%         7.85%        14.13%        19.16%        10.54%
          9.34%           12.71%         13.99%        11.26%         3.52%        20.83%        19.16%        12.61%
         11.42%           26.40%         15.51%         7.40%        -2.77%        28.33%        19.14%        16.11%
          8.00%           16.83%         19.00%         7.23%         4.27%        26.13%        25.60%           --
            --               --          18.75%           --          5.93%        25.75%        26.47%           --
            --               --             --            --          6.22%        16.76%           --            --
         10.42%           13.82%         14.44%        12.36%         7.85%        14.13%        19.59%        14.92%
         10.42%           13.82%         14.44%        12.36%         3.99%        21.36%        19.59%        17.33%

      5/1/98
        -1.26%
           --
           --
           --
         0.40%
         1.89%
         5.38%
           --
           --
           --
         4.39%
         6.16%

                                                                                                MORGAN
                                                    JANUS ASPEN     MFS(R)                    STANLEY UIF     T. ROWE
                      FIDELITY VIP    JANUS ASPEN     SERIES        GROWTH        MFS(R)       EMERGING        PRICE
    FIDELITY VIP II      EQUITY-        SERIES       WORLDWIDE    WITH INCOME    RESEARCH       MARKETS       EQUITY
     CONTRAFUND(R)       INCOME        BALANCED       GROWTH        SERIES        SERIES        EQUITY        INCOME
    ---------------   ------------    -----------   -----------   -----------    --------     -----------     -------
      1/3/95           10/9/86        9/13/93       9/13/93       10/9/95       7/26/95       10/1/96       3/31/94
       6/1/9896          10/1/96        10/1/96       10/1/96       6/1/98        6/1/98        10/1/96       6/1/98
         14.96%           -1.62%         17.28%        53.89%        -1.28%        14.77%        84.66%        -4.04%
         22.64%           11.29%         24.18%        34.02%        15.60%        18.09%        10.42%         9.36%
            --            16.17%         22.34%        31.33%           --            --            --         16.00%
            --            13.02%            --            --            --            --            --            --
         25.42%           12.19%         18.55%        27.67%        18.41%        19.64%         9.52%        14.99%
         22.91%           12.34%         22.63%        32.48%         1.88%        14.74%         9.52%        -1.77%
         22.69%            4.99%         25.17%        62.39%         5.35%        22.49%        93.16%         2.42%
         24.49%           13.53%         25.99%        35.58%        17.68%        20.09%        12.70%        11.68%
            --            17.09%         23.09%        31.89%           --            --            --         16.92%
            --            13.02%            --            --            --            --            --            --
         26.10%           12.19%         19.07%        28.03%        19.56%        20.66%        11.41%        15.73%
         24.53%           14.27%         24.25%        33.86%         6.15%        19.55%        11.41%         2.35%

      9/1/89
        11.96%
        -9.51%
        -0.73%
         1.73%
         2.45%
        -8.86%
        19.48%
        -7.53%
         0.19%
         1.73%
         2.45%
        -5.05%

     For additional information regarding the total return calculations described above, you should refer to the Statement of Additional Information.

     16. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a tax-sheltered annuity "TSA" (Section 403(b)) plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "Loans" at page 34.)

     17. HOW DO I CONTACT NYLIAC?

                    GENERAL INQUIRIES AND WRITTEN REQUESTS   PREMIUM PAYMENTS AND LOAN PAYMENTS
                    --------------------------------------   ----------------------------------
REGULAR MAIL        NYLIAC Variable Products Service Center  NYLIAC
                    Madison Square Station                   P.O. Box 19272
                    P.O. Box 922                             Newark, NJ 07195-0272
                    New York, NY 10159                       (or the address indicated
                                                             on your quarterly statement)
EXPRESS MAIL        NYLIAC Variable Products Service Center  NYLIAC-19272
                    51 Madison Avenue                        Lock Box-3W
                    Room 452                                 Bank of New York
                    New York, NY 10010                       101 Barkclay St.
                                                             New York, NY 10007
CUSTOMER SERVICE    (800) 598-2019
AND UNIT VALUES

                              FINANCIAL STATEMENTS

     The audited financial statements of NYLIAC (including the auditor's report) for the fiscal years ended December 31, 1999, 1998 and 1997, and of the Separate Accounts (including the auditor's report) for the period ended December 31, 1999 are included in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION

     "The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below have been audited by PricewaterhouseCoopers LLP, independent accountants. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 1999 and for the five years in the period then ended are derived from the audited financial statements included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 1994 and December 31, 1993 are derived from the financial statements not included elsewhere herein."

                                                             MAINSTAY VP                                      MAINSTAY VP
                                                        CAPITAL APPRECIATION                                CASH MANAGEMENT
                              -------------------------------------------------------------------------   -------------------
                                1999       1998       1997       1996       1995       1994     1993(a)     1999       1998
                              --------   --------   --------   --------   --------   --------   -------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of period)......   $29.35     $21.53     $17.66     $15.07     $11.24     $11.91    $10.00     $ 1.21     $ 1.16
Accumulation Unit value (end
 of period).................   $36.34     $29.35     $21.53     $17.66     $15.07     $11.24    $11.91     $ 1.25     $ 1.21
Number of units outstanding
 (in 000s) (end of
 period)....................   12,611     12,433     11,857     10,890      7,852      5,702     2,239     46,932     34,013
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of period)......   $29.35     $21.53     $17.66     $15.07     $11.24     $11.91    $10.00     $ 1.21     $ 1.16
Accumulation Unit value (end
 of period).................   $36.34     $29.35     $21.53     $17.66     $15.07     $11.24    $11.91     $ 1.25     $ 1.21
Number of units outstanding
 (in 000s) (end of
 period)....................   12,137     11,469     10,312      8,675      5,852      3,787     1,402     47,710     32,015

                                                  MAINSTAY VP
                                                CASH MANAGEMENT
                              ---------------------------------------------------
                                1997       1996       1995       1994     1993(a)
                              --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of period)......   $ 1.12    $  1.08     $ 1.04     $ 1.01    $ 1.00
Accumulation Unit value (end
 of period).................   $ 1.16    $  1.12     $ 1.08     $ 1.04    $ 1.01
Number of units outstanding
 (in 000s) (end of
 period)....................   25,689     24,436     19,554     19,630    15,549
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of period)......   $ 1.12    $  1.08     $ 1.04     $ 1.01    $ 1.00
Accumulation Unit value (end
 of period).................   $ 1.16    $  1.12     $ 1.08     $ 1.04    $ 1.01
Number of units outstanding
 (in 000s) (end of
 period)....................   27,559     20,142     15,539     15,647    10,677

                                            MAINSTAY VP                                      MAINSTAY VP
                                            CONVERTIBLE                                       GOVERNMENT
                              ----------------------------------------   ----------------------------------------------------
                                1999       1998       1997     1996(d)     1999       1998       1997       1996       1995
                              --------   --------   --------   -------   --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of period)......   $12.13     $11.76     $10.32    $10.00     $13.68     $12.71     $11.76     $11.65     $10.11
Accumulation Unit value (end
 of period).................   $16.99     $12.13     $11.76    $10.32     $13.26     $13.68     $12.71     $11.76     $11.65
Number of units outstanding
 (in 000s) (end of
 period)....................      915        847        636       154      5,186      3,288      2,749      3,177      3,281
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of period)......   $12.09     $11.73     $10.29    $10.00     $13.68     $12.71     $11.76     $11.65     $10.11
Accumulation Unit value (end
 of period).................   $16.95     $12.09     $11.73    $10.29     $13.26     $13.68     $12.71     $11.76     $11.65
Number of units outstanding
 (in 000s) (end of
 period)....................      624        610        452        74      2,873      2,233      1,904      2,122      2,020

                                                                       MAINSTAY VP
                                 MAINSTAY VP                           HIGH YIELD
                                  GOVERNMENT                         CORPORATE BOND
                              ------------------   ---------------------------------------------------
                                1994     1993(a)     1999       1998       1997       1996     1995(c)
                              --------   -------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of period)......   $10.44    $10.00     $14.26     $14.08     $12.62     $10.91    $10.00
Accumulation Unit value (end
 of period).................   $10.11    $10.44     $15.89     $14.26     $14.08     $12.62    $10.91
Number of units outstanding
 (in 000s) (end of
 period)....................    3,686     2,843      9,761     10,373      9,539      5,449     1,446
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of period)......   $10.44    $10.00     $14.25     $14.06     $12.60     $10.89    $10.00
Accumulation Unit value (end
 of period).................   $10.11    $10.44     $15.88     $14.25     $14.06     $12.60    $10.89
Number of units outstanding
 (in 000s) (end of
 period)....................    2,351     1,623      6,344      6,384      5,215      2,841       778

                                                  MAINSTAY VP
                                                 INTERNATIONAL                                     MAINSTAY VP
                                                    EQUITY                                        TOTAL RETURN
                              ---------------------------------------------------   -----------------------------------------
                                1999       1998       1997       1996     1995(c)     1999       1998       1997       1996
                              --------   --------   --------   --------   -------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of period)......   $14.49     $11.92     $11.48     $10.53    $10.00     $22.03     $17.55     $15.10     $13.65
Accumulation Unit value (end
 of period).................   $18.31     $14.49     $11.92     $11.48    $10.53     $25.44     $22.03     $17.55     $15.10
Number of units outstanding
 (in 000s) (end of
 period)....................      692        716        751        674       165      9,703      9,895      9,720      9,369
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of period)......   $14.50     $11.93     $11.49     $10.53    $10.00     $22.03     $17.55     $15.10     $13.65
Accumulation Unit value (end
 of period).................   $18.32     $14.50     $11.93     $11.49    $10.53     $25.44     $22.03     $17.55     $15.10
Number of units outstanding
 (in 000s) (end of
 period)....................      547        532        553        426       112      8,546      8,406      7,911      7,185


                                       MAINSTAY VP                                MAINSTAY VP
                                      TOTAL RETURN                                   VALUE
                              -----------------------------   ---------------------------------------------------
                                1995       1994     1993(a)     1999       1998       1997       1996     1995(c)
                              --------   --------   -------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of period)......   $10.77     $11.37    $10.00     $16.05     $16.96     $13.98     $11.50    $10.00
Accumulation Unit value (end
 of period).................   $13.65     $10.77    $11.37     $17.24     $16.05     $16.96     $13.98    $11.50
Number of units outstanding
 (in 000s) (end of
 period)....................    7,579      6,584     3,067      4,158      4,718      4,277      2,522       658
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of period)......   $10.77     $11.37    $10.00     $16.10     $17.01     $14.02     $11.53    $10.00
Accumulation Unit value (end
 of period).................   $13.65     $10.77    $11.37     $17.29     $16.10     $17.01     $14.02    $11.53
Number of units outstanding
 (in 000s) (end of
 period)....................    5,450      4,441     1,805      3,758      3,949      3,186      1,754       435

------------
(a) For the period January 29, 1993 (commencement of operations) through December 31, 1993.
(b) For the period December 15, 1993 (commencement of operations) through December 31, 1993.
(c) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(d) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(e) For the period June 1, 1998 (commencement of operations) through December 31, 1998.

                                                      MAINSTAY VP                                       MAINSTAY VP
                                                          BOND                                         GROWTH EQUITY
                              ------------------------------------------------------------   ---------------------------------
                               1999     1998     1997     1996     1995    1994    1993(B)    1999     1998     1997     1996
                              ------   ------   ------   ------   ------   -----   -------   ------   ------   ------   ------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of period)......  $13.04   $12.10   $11.18   $11.10   $ 9.51   $9.97     --      $25.13   $20.11   $16.07   $13.08
Accumulation Unit value (end
 of period).................  $12.67   $13.04   $12.10   $11.18   $11.10   $9.51     --      $32.24   $25.13   $20.11   $16.07
Number of units outstanding
 (in 000s) (end of
 period)....................   2,772    2,823    2,249    2,080    1,733     961     --       4,954    4,996    4,307    3,085
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of period)......  $13.04   $12.10   $11.18   $11.10   $ 9.51   $9.97   $10.00    $25.13   $20.11   $16.07   $13.08
Accumulation Unit value (end
 of period).................  $12.67   $13.04   $12.10   $11.18   $11.10   $9.51   $ 9.97    $32.24   $25.13   $20.11   $16.07
Number of units outstanding
 (in 000s) (end of
 period)....................   2,296    2,190    1,655    1,591    1,314     641        3     4,618    4,300    3,451    2,336

                                     MAINSTAY VP
                                    GROWTH EQUITY
                              -------------------------
                               1995     1994    1993(B)
                              ------   ------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of period)......  $10.26   $10.27   $10.00
Accumulation Unit value (end
 of period).................  $13.08   $10.26   $10.27
Number of units outstanding
 (in 000s) (end of
 period)....................   1,831      881        2
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of period)......  $10.26   $10.27   $10.00
Accumulation Unit value (end
 of period).................  $13.08   $10.26   $10.27
Number of units outstanding
 (in 000s) (end of
 period)....................   1,403      514        3

                                                                                                  AMERICAN
                                                                                                  CENTURY
                                                       MAINSTAY VP                                INCOME &        DREYFUS LARGE
                                                     INDEXED EQUITY                                GROWTH         COMPANY VALUE
                              -------------------------------------------------------------   ----------------   ----------------
                               1999     1998     1997     1996     1995     1994    1993(A)    1999    1998(E)    1999    1998(E)
                              ------   ------   ------   ------   ------   ------   -------   ------   -------   ------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of period)......  $28.96   $22.83   $17.41   $14.41   $10.66   $10.72   $10.00    $11.10   $10.00    $10.44   $10.00
Accumulation Unit value (end
 of period).................  $34.50   $28.96   $22.83   $17.41   $14.41   $10.66   $10.72    $12.89   $11.10    $10.99   $10.44
Number of units outstanding
 (in 000s) (end of
 period)....................   8,592    8,414    6,724    4,768    3,677    3,236    2,187       562      302       216      125
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of period)......  $28.96   $22.83   $17.41   $14.41   $10.66   $10.72   $10.00    $11.10   $10.00    $10.58   $10.00
Accumulation Unit value (end
 of period).................  $34.50   $28.96   $22.83   $17.41   $14.41   $10.66   $10.72    $12.89   $11.10    $11.14   $10.58
Number of units outstanding
 (in 000s) (end of
 period)....................   8,375    7,539    5,616    3,783    2,983    2,567    1,819       491      194       216       91


                                EAGLE ASSET        LORD ABBETT
                                 MANAGEMENT         DEVELOPING
                               GROWTH EQUITY          GROWTH
                              ----------------   ----------------
                               1999    1998(E)    1999    1998(E)
                              ------   -------   ------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of period)......  $11.86   $10.00    $10.05   $10.00
Accumulation Unit value (end
 of period).................  $19.38   $11.86    $13.11   $10.05
Number of units outstanding
 (in 000s) (end of
 period)....................     317       64       198       87
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of period)......  $11.97   $10.00    $10.07   $10.00
Accumulation Unit value (end
 of period).................  $19.55   $11.97    $13.14   $10.07
Number of units outstanding
 (in 000s) (end of
 period)....................     337      101       178       59

                                        ALGER AMERICAN                               CALVERT                        FIDELITY
                                            SMALL                                    SOCIAL                          VIP II
                                        CAPITALIZATION                              BALANCED                      CONTRAFUND(R)
                              ----------------------------------   -------------------------------------------   ---------------
                               1999     1998     1997    1996(D)    1999     1998     1997     1996    1995(C)    1999     1998
                              ------   ------   ------   -------   ------   ------   ------   ------   -------   ------   ------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of period)......  $11.99   $10.52   $ 9.56   $10.00    $17.51   $15.26   $12.87   $11.58   $10.00    $16.64   $12.97
Accumulation Unit value (end
 of period).................  $16.98   $11.99   $10.52   $ 9.56    $19.40   $17.51   $15.26   $12.87   $11.58    $20.41   $16.64
Number of units outstanding
 (in 000s) (end of
 period)....................   1,154      999      722      129       230      201      154       69       24     3,195    2,796
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of period)......  $11.99   $10.51   $ 9.56   $10.00    $17.53   $15.28   $12.89   $11.59   $10.00    $16.32   $12.72
Accumulation Unit value (end
 of period).................  $16.97   $11.99   $10.51   $ 9.56    $19.42   $17.53   $15.28   $12.89   $11.59    $20.02   $16.32
Number of units outstanding
 (in 000s) (end of
 period)....................     926      787      551       55       296      223      138       61       12     3,657    2,785

                                  FIDELITY
                                   VIP II
                               CONTRAFUND(R)
                              ----------------
                               1997    1996(D)
                              ------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of period)......  $10.58   $10.00
Accumulation Unit value (end
 of period).................  $12.97   $10.58
Number of units outstanding
 (in 000s) (end of
 period)....................   1,844      240
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of period)......  $10.38   $10.00
Accumulation Unit value (end
 of period).................  $12.72   $10.38
Number of units outstanding
 (in 000s) (end of
 period)....................   1,542       91

------------
(a) For the period January 29, 1993 (commencement of operations) through December 31, 1993.
(b) For the period December 15, 1993 (commencement of operations) through December 31, 1993.
(c) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(d) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(e) For the period June 1, 1998 (commencement of operations) through December 31, 1998.

                                                                                                          JANUS ASPEN
                                                                              JANUS ASPEN                   SERIES
                                         FIDELITY VIP                            SERIES                    WORLDWIDE
                                        EQUITY-INCOME                           BALANCED                    GROWTH
                              ----------------------------------   ----------------------------------   ---------------
                               1999     1998     1997    1996(d)    1999     1998     1997    1996(d)    1999     1998
                              ------   ------   ------   -------   ------   ------   ------   -------   ------   ------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of period)......  $14.70   $13.34   $10.55   $10.00    $16.19   $12.22   $10.14   $10.00    $15.90   $12.50
Accumulation Unit value (end
 of period).................  $15.43   $14.70   $13.34   $10.55    $20.26   $16.19   $12.22   $10.14    $25.81   $15.90
Number of units outstanding
 (in 000s) (end of
 period)....................   2,033    1,895    1,138       77     3,300    1,813      802       94     4,073    3,491
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of period)......  $14.59   $13.25   $10.47   $10.00    $16.24   $12.25   $10.16   $10.00    $15.93   $12.52
Accumulation Unit value (end
 of period).................  $15.32   $14.59   $13.25   $10.47    $20.32   $16.24   $12.25   $10.16    $25.86   $15.93
Number of units outstanding
 (in 000s) (end of
 period)....................   1,847    1,653      788       51     3,387    1,641      600       39     4,171    3,276

                                JANUS ASPEN
                                   SERIES         MFS(R) GROWTH          MFS(R)
                                 WORLDWIDE         WITH INCOME          RESEARCH
                                   GROWTH             SERIES             SERIES
                              ----------------   ----------------   ----------------
                               1997    1996(d)    1999    1998(e)    1999    1998(e)
                              ------   -------   ------   -------   ------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of period)......  $10.36   $10.00    $10.44   $10.00    $10.84   $10.00
Accumulation Unit value (end
 of period).................  $12.50   $10.36    $10.99   $10.44    $13.27   $10.84
Number of units outstanding
 (in 000s) (end of
 period)....................   2,632      256       217      107       164       82
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of period)......  $10.38   $10.00    $10.73   $10.00    $10.70   $10.00
Accumulation Unit value (end
 of period).................  $12.52   $10.38    $11.30   $10.73    $13.10   $10.70
Number of units outstanding
 (in 000s) (end of
 period)....................   2,159      100       212       74       166       70

                                        MORGAN STANLEY                                    VAN ECK
                                         UIF EMERGING               T. ROWE PRICE        WORLDWIDE
                                        MARKETS EQUITY              EQUITY INCOME       HARD ASSETS
                              ----------------------------------   ----------------   ---------------
                               1999     1998     1997    1996(d)    1999    1998(e)   1999    1998(e)
                              ------   ------   ------   -------   ------   -------   -----   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of period)......  $ 7.36   $ 9.83   $ 9.93   $10.00    $10.13   $10.00    $7.71   $10.00
Accumulation Unit value (end
 of period).................  $14.21   $ 7.36   $ 9.83   $ 9.93    $10.37   $10.13    $9.21   $ 7.71
Number of units outstanding
 (in 000s) (end of
 period)....................     578      515      452       78       394      192       58       32
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of period)......  $ 7.41   $ 9,90   $10.00   $10.00    $10.21   $10.00    $7.83   $10.00
Accumulation Unit value (end
 of period).................  $14.32   $ 7.41   $ 9.90   $10.00    $10.45   $10.21    $9.36   $ 7.83
Number of units outstanding
 (in 000s) (end of
 period)....................     510      420      391       26       387      168       38        7

------------
(a) For the period January 29, 1993 (commencement of operations) through December 31, 1993.
(b) For the period December 15, 1993 (commencement of operations) through December 31, 1993.
(c) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(d) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(e) For the period June 1, 1998 (commencement of operations) through December 31, 1998.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                           AND THE SEPARATE ACCOUNTS

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies we describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $29.669 billion at the end of 1999. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNTS

     Each of the Separate Accounts was established on October 5, 1992, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Accounts are registered as unit investment trusts with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Accounts.

     Although the assets of each of the Separate Accounts belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Accounts exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Accounts are credited to or charged against the assets of those Separate Accounts, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Accounts is entirely independent of both the investment performance of the Fixed Account and any other separate account of NYLIAC.

     Each of the Separate Accounts currently has 26 Investment Divisions. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Portfolios described in this prospectus are different from portfolios available directly to the general public. Investment results may differ.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     We provide certain services to you in connection with the investment of premium payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive a service fee from the investment advisers or other service providers of some of the Funds in return for providing services of this type. Currently, we receive service fees at annual rates ranging from .10% to .21% of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:
--------------------------------------------------------------------------------

               FUND                        INVESTMENT ADVISERS                       ELIGIBLE PORTFOLIOS
MainStay VP Series Fund, Inc.       MacKay Shields LLC                  MainStay VP Capital Appreciation;
                                                                        MainStay VP Cash Management;
                                                                        MainStay VP Convertible;
                                                                        MainStay VP Government;
                                                                        MainStay VP High Yield Corporate Bond;
                                                                        MainStay VP International Equity; MainStay VP
                                                                        Total Return;
                                                                        MainStay VP Value
MainStay VP Series Fund, Inc.       Monitor Capital Advisors LLC        MainStay VP Indexed Equity
MainStay VP Series Fund, Inc.       Madison Square Advisors LLC         MainStay VP Bond;
                                                                        MainStay VP Growth Equity
MainStay VP Series Fund, Inc.       New York Life Insurance Company     MainStay VP American Century Income & Growth;
                                                                        MainStay VP Dreyfus Large Company Value;
                                                                        MainStay VP Eagle Asset Management Growth
                                                                          Equity;
                                                                        MainStay VP Lord Abbett Developing Growth
The Alger American Fund             Fred Alger Management, Inc.         Alger American Small Capitalization
Calvert Variable Series, Inc.       Calvert Asset Management Company,   Calvert Social Balanced
                                    Inc.
Fidelity Variable Insurance         Fidelity Management and Research    Fidelity VIP II Contrafund(R)
Products Fund II                    Company
Fidelity Variable Insurance         Fidelity Management and Research    Fidelity VIP Equity-Income
Products Fund                       Company
Janus Aspen Series                  Janus Capital Corporation           Janus Aspen Series Balanced;
                                                                        Janus Aspen Series Worldwide Growth
MFS(R) Variable Insurance           MFS Investment Management(R)        MFS(R) Growth With Income Series;
Trust(SM)                                                               MFS(R) Research Series
The Universal Institutional Funds,  Morgan Stanley Asset Management     Morgan Stanley UIF Emerging Markets Equity
Inc.
T. Rowe Price Equity Series, Inc.   T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income
Van Eck Worldwide Insurance Trust   Van Eck Associates Corporation      Van Eck Worldwide Hard Assets

Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment, or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Accounts. To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Accounts from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish new Investment Divisions when we determine in our sole discretion that marketing, tax, investment or other conditions so warrant. We will make new Investment Divisions available to existing policy owners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Accounts as management companies under the Investment Company Act of 1940, (b) deregister them under such Act in the event such registration is no longer required, (c) combine the Separate Accounts with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset values on the payable date.

                                  THE POLICIES

     This is a flexible premium policy, which means that additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Accounts or of the Funds. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Accounts. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Accounts are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Funds' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments and (d) name a payee to receive Income Payments. You cannot lose these rights. However, all rights of ownership cease upon your death.

              SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the policies described in this prospectus, we offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and liquidity preferences. The LifeStages(R) Flexible Premium Variable Annuity is designed generally for purchasers with a long time horizon who intend to make multiple contributions to the policy over time. The LifeStages(R) Variable Annuity is designed generally for purchasers with an intermediate time horizon who intend to make a single contribution or a limited number of contributions to the policy. The LifeStages(R) Access Variable Annuity* is designed generally for purchasers with a shorter time horizon. Although there is no surrender charge under a LifeStages(R) Access Variable Annuity, other charges are somewhat higher than those in other policies.

---------------
* For applications signed issued on or after May 19, 2000, in states where approved.

     The chart below outlines some of the different features for each LifeStages(R) variable annuity we offer. Your registered representative can provide you with a prospectus for one or more of these annuities, which contains more complete information.


                                                                                          LIFESTAGES(R)
                           LIFESTAGES(R) FLEXIBLE              LIFESTAGES(R)                 ACCESS
                          PREMIUM VARIABLE ANNUITY            VARIABLE ANNUITY         VARIABLE ANNUITY(1)
Fixed Account                       Yes                   Yes (1% additional rate             Yes
                                                        credited to monies deposited
                                                        directly into Fixed Account)
DCA Advantage Plan                   No                Yes (6, 12, 18 month accounts          No
                                                             are available)(1)
Surrender Charge        9 Years (7%, 7%, 7%, 6%, 5%,    6 Years (7%, 7%, 7%, 6%, 5%,          N/A
Period                   4%, 3%, 2%, 1%) (Based on       4%) (Based on each premium
                                policy date)                   payment date)
Death Benefit              3 Year Reset to Age 85        Annual Reset to Age 85(1)     Annual Reset to Age
Guarantee                                                                                     80
Total Separate                     1.40%*                          1.40%                     1.55%
Account Charges
(mortality and
expense risk charge
and administration
fee)
Annual Policy Fee                   $30                             $30                       $40
Minimum Cash Value                $20,000*                        $20,000                   $50,000
Required to Waive
Policy Fee

All policies and features may not be available in all states.
 *  May be lower in some states.
(1) For applications signed on or after May 19, 2000, in states where approved.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy with after-tax dollars to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy with pre-tax dollars for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) Tax Sheltered Annuities purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs;

     (3) Section 457 Deferred Compensation Plans.

     Please see "Federal Tax Matters" at page 37 for a detailed description of these plans.

     If you are considering a Qualified Policy, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features that may not be available in these other types of investments. They include:

     (1) a Fixed Account option, which features a guaranteed fixed interest rate;

     (2) a death benefit that is payable should you die while the policy is in force and is guaranteed to be at least the amount of your premium payments, less any outstanding loan balance, partial withdrawals and surrender charges;

     (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;

     (4) the option to receive a guaranteed amount of monthly income for life after the First Policy Year; and

     (5) two riders (an Unemployment Benefit Rider and a Living Needs Benefit Rider), which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider.

     These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application. The application is sent to us with your initial premium payment to NYLIAC. For salary reduction plans, the application is sent to NYLIAC and the policy becomes part of the pre-authorized billing arrangement. If the application is accurate and complete, and we have received all other information necessary to process the application, we will credit the initial premium payment within two Business Days after receipt. If we cannot credit the initial premium payment within five Business Days after we receive it because the application is incomplete or inaccurate, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policy owner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Internal Revenue Code.

     We will allocate the initial premium payments to the MainStay VP Cash Management Investment Division until 15 days after the policy issued. At the end of this period, we will allocate premium payments in accordance with your instructions. We credit subsequent premium payments to the policy at the close of the Business Day on which they are deposited by NYLIAC. You are encouraged to send subsequent premium payments directly as indicated on page 16.

     You may allocate premium payments in up to 18 Investment Divisions plus the Fixed Account. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made. However, any change to the policy's allocations may not result in the Accumulation value being allocated to more than 18 Investment Divisions plus the Fixed Account.

     Unless we permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:

          (a) for tax-sheltered annuities, $50 per month or a $2,000 single premium;

          (b) for IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

          (c) for deferred compensation plans, $50 per month; and

          (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

     For Non-Qualified Policies, the minimum initial premium payment is $5,000 single premium or a $2,500 premium payment plus $50 per month as either pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. You may make additional premium payments of at least $50 each or such lower amount as we may permit at any time and by any method NYLIAC makes available. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and public and private employee payroll deductions. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law. NYLIAC also reserves the right in its discretion to accept premium payments of less than $50, provided such discretion is exercised in a non-discriminatory manner.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify us to reinstate it, and we agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date we receive the policy, but without any deduction for premium taxes or a surrender charge. This amount may be more or less than your premium payments. Otherwise, you will receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date we receive the policy, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

     ISSUE AGES

     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 85 (age 78 in Pennsylvania and age 80 in New York). We will accept additional premium payments until either you or the Annuitant reaches the age of 85, unless we agree otherwise. For IRA, Roth IRA, TSA and SEP plans, you must also be Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80. We will accept additional premium payments until the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless we agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the same Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions within the same Separate Account or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options will not count as a transfer toward the twelve transfer limit. You can make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See "Fixed Account" at page 36.)

     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone Transfers" below). We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which we receive the transfer request. (See "Delay of Payments" at page 34.) Transfers may be limited in connection with Third Party Investment Advisory Arrangements. (See page 28.)

     PROCEDURES FOR TELEPHONE TRANSFERS

     You may make telephone transfers in two ways: (1) you may directly contact a service representative or (2) you may also request access to an electronic service known as a Voice Response Unit (VRU). The VRU permits you to transfer monies among the Investment Divisions and/or the Fixed Account and change the allocation of future premium payments. You can elect this feature by completing and signing a Telephone Authorization Form. However, we reserve the right to temporarily discontinue the availability of the VRU.

     We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a service representative accepts any request, the caller will be asked for his or her social security number and address. All calls will be recorded. We will assign a personal identification number (PIN) to all policy owners who request VRU access. You must properly enter the PIN before we allow any transactions through the VRU. Furthermore, we will confirm all telephone transactions in writing.

     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.

     DOLLAR COST AVERAGING

     The main objective of Dollar Cost Averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     Under this option, you may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $5,000 to elect this option. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month with the exception of the 29th, 30th or 31st of a month. In order to process a transfer, NYLIAC must have received a request in writing no later than one week prior to the date the transfers are to begin.

     You may cancel the Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $5,000, or such lower amount as we may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to move $100 from the Cash Management Investment Division to the MainStay VP Growth Equity Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:


            AMOUNT            ACCUMULATION       ACCUMULATION UNITS
MONTH       TRANSFERRED       UNIT VALUE          PURCHASED
 1             $100              $10.00                10.00
 2             $100              $ 8.00                12.50
 3             $100              $12.50                 8.00
 4             $100              $ 7.50                13.33
Total          $400              $38.00                43.83

                  The average unit price is calculated as follows:

 Total share price         $38.00
--------------------   =   ------   =   $9.50
  Number of months           4

                   The average unit cost is calculated as follows:

Total amount transferred       $400.00
------------------------   =   -------   =   $9.13
 Total units purchased          43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Divisions will shift the percentages. If you elect Automatic Asset Reallocation, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). The minimum Variable Accumulation Value required to elect this option is $5,000. There is no minimum amount which you must allocate among the Investment Divisions under this option. However, the Variable Accumulation Value may not be allocated to more than 18 Investment Divisions if you selected the Automatic Asset Reallocation option.

     You may cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $5,000, or such a lower amount as we may determine. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.

     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually) and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). The minimum Fixed Accumulation Value required to elect this option is $5,000, but this amount may be reduced at our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you specify or on the next Business Day (if the day you have specified is not a Business Day).

     You may request the Interest Sweep option in addition to either the Dollar Cost Averaging or Automatic Asset Reallocation options. If an Interest Sweep transfer is scheduled for the same day as a Dollar Cost Averaging or Automatic Asset Reallocation transfer, we will process the Interest Sweep transfer first.

     YOU MAY NOT TRANSFER MORE THAN 20% of the Fixed Accumulation Value at the beginning of the Policy Year from the Fixed Account to the Investment Divisions during a Policy Year. (See "The Fixed Account -- Transfers to Investment Divisions" at page 36.) If an Interest Sweep option transfer would cause more than 20% of the Fixed Accumulation Value at the beginning of the Policy Year to be transferred from the Fixed Account, we will not process the transfer and the Interest Sweep option will be automatically suspended.

     You can cancel the Interest Sweep option at any time in a written request. We may also cancel this option if the Fixed Accumulation Value is less than $5,000 or such a lower amount as we may determine.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as we may permit). We will place the initial premium payment in the MainStay VP Cash Management Investment Division until 15 days after we issue the policy. At the end of this period, we will allocate the premium payments to the Investment Divisions and/or the Fixed Account as requested. We will allocate all additional premium payments to the Investment Divisions and/or Fixed Account as requested.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division on the day we are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Account" at page 36 for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Accounts' charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.

     THIRD PARTY INVESTMENT ADVISORY ARRANGEMENTS

     In some cases, the policy may be sold to policy owners who independently utilize the services of a third party advisor offering asset allocation and/or market timing services. NYLIAC may honor transfer and withdrawal instructions from such asset allocation and market timing services if it has received authorization to do so from the policy owner participating in the service. We do not endorse, approve or recommend such services in any way and you should be aware that fees paid for such services are separate from and in addition to fees paid under the policy.

     Because the amounts associated with some of these transactions may be unusually large, the investment advisers may have difficulty processing the transactions. In addition, execution of such transactions may possibly adversely affect the Variable Accumulation Values of policy owners who are not utilizing asset allocation or market timing services. Accordingly, NYLIAC reserves the right to not accept transfer instructions which are submitted by any person, asset allocation and/or market timing services on behalf of policy owners.

     We will exercise this right only in accordance with uniform procedures that we may establish from time to time and that will not unfairly discriminate against similarly situated policyowners.

     POLICY OWNER INQUIRIES

     Your inquiries should be addressed to NYLIAC. (See page 16.)

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, we deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative is less than the necessary surrender charge, we will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative.

     The surrender charge is 7% of the amounts withdrawn or surrendered during the first three Policy Years. The percentage of the charge declines 1% for each additional Policy Year, until the ninth Policy Year, after which no surrender charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                        POLICY YEAR                           CHARGE
                        -----------                           ------
 1..........................................................    7%
 2..........................................................    7%
 3..........................................................    7%
 4..........................................................    6%
 5..........................................................    5%
 6..........................................................    4%
 7..........................................................    3%
 8..........................................................    2%
 9..........................................................    1%
10+.........................................................    0

     The duration of the surrender charge schedule is based solely on the Policy Date. Additional premium payments do not begin their own surrender charge schedules.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year which are less than or equal to the greater of (i) 10% of the Accumulation Value at the time of surrender or withdrawal, or (ii) a) for policies issued on or after May 19, 2000, the Accumulation Value less accumulated premium payments,
         b) for policies issued prior to May 19, 2000, the Accumulation Value less accumulated premium payments for policies with total premium payments of $100,000 or more;

     (b) if NYLIAC cancels the policy;

     (c) when we pay proceeds upon the death of the policy owner or the Annuitant;

     (d) when you select an Income Payment Option in any Policy Year after the first Policy Year;

     (e) when a required minimum distribution is made under a Qualified policy (this amount will, however, count against the first exception described above);

     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy;

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and

     (h) when the aggregate surrender charges under a policy exceed 8.5% of the total premium payments.

     In addition, we will not assess a surrender charge on certain withdrawals from the Fixed Account. (See "The Fixed Account" at page 36.)

     OTHER CHARGES

     (a) Mortality and Expense Risk Charges

     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.20% of the average daily net asset value of the applicable Separate Account and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charges are more than sufficient, we will add any excess to our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, we impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to .10% of the average daily net asset value of the applicable Separate Account and is deducted daily.

     (c) Policy Service Charge

     We deduct an annual policy service charge each Policy Year on the Policy Anniversary or upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $10,000. This charge is the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender, whichever is applicable. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Fund Charges

     The value of the assets in the Separate Accounts will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, we may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See "Federal Tax Matters" at page 37.) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Accounts. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request to NYLIAC. The amount available for withdrawal is the Accumulation Value on the Business Day during which we receive the request, less any outstanding loan balance, surrender charges, premium taxes which we may deduct and policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "Delay of Payments" at page 34.)

     Since you assume the investment risk with respect to amounts allocated to the Separate Accounts and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the Policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters--Taxation of Annuities in General" at page 37.)

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, less any outstanding loan balance, and less the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "Income Payments" at page 33.) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General" at page 37.)

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, we will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General" at page 37.)

     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives from which the partial withdrawal is being made, we will pay the entire value of that Allocation Alternative, less any surrender charge that may apply, to you.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals, and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify which Investment Divisions and/or Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General" at page 37.) If you do not specify otherwise, we will withdraw money on a pro rata basis from each Investment Division and/or the Fixed Account.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless we agree otherwise.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs and IRA SEPs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later.

     OUR RIGHT TO CANCEL

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. You may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if we agree to it, provided that we receive written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     If you or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:

     (a) the Accumulation Value, less any outstanding loan balance; or

     (b) the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals.

     We have set forth below an example of how the death benefit is calculated. In this example, we have assumed the following:

     (1) you purchase a policy with a $100,000 premium payment;

     (2) the Accumulation Value is $110,000 in the second Policy Year;

     (3) a $5,000 withdrawal is made in the second Policy Year;

     (4) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $75,000.

                           The death benefit is the greater of:
                           (a) Accumulation Value; or     =    $75,000
                           (b) Premium payments less
                                any partial withdrawals   =    $95,000 ($100,000 - $5,000)

     In this example, your Beneficiary(ies) would receive $95,000.

     The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the applicable Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives us the information that we need. If such an election is properly made, we will apply all or part of these proceeds:

        (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policy owner and Annuitant; or

        (ii) under another Income Payment option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policy owner's death (as determined for federal tax purposes), and must begin within one year after the Owner's death. (See "Income Payments" below.)

     If your spouse is the Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner, and, (b) if you were the Annuitant, as the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "Federal Tax Matters--Taxation of Annuities in General" at page 37.)

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "Delay of Payments" at page 34.)

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, you may change the Income Payment option or request any other method of payment we agree to. If the Life Income Payment Option is chosen, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.

     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income are based on annuity tables that vary on the basis of sex, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Other Methods of Payment

     If NYLIAC agrees, you (or the Beneficiary upon the death of you or the Annuitant prior to the Annuity Commencement Date) may choose to have Income Payments made under some other method of payment or in a lump sum.

     (c) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time, before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Accounts under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request unless:

          1. The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, or trading on the NYSE is otherwise restricted;

          2. An emergency exists as defined by the Securities and Exchange Commission ("SEC");

          3. The SEC permits a delay for the protection of security holders; or

          4. The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     For the same reasons we will delay transfers from the Separate Accounts to the Fixed Account.

     We may also delay payments of any amount due from the Fixed Account. When permitted by law, we may defer payment of any partial or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial or full surrender request deferred for 30 days or more.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policy owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policy owner's estate.

     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(b)(11)

     Distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution. To the extent that these limitations on distributions conflict with the redeemability provisions of the Investment Company Act of 1940, NYLIAC relies upon a November 28, 1988 no-action letter for exemptive relief.

     Under the terms of your plan you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least

125% (110% in New York) of the loan amount, we will transfer sufficient Accumulation Value from the Investment Divisions on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.

     For plans not subject to ERISA, the interest rate paid by the policy owner of the loan will equal 5%. We will credit the assets being held in the Fixed Account to secure the loan with the minimum guaranteed interest rate of 3%. For plans subject to ERISA, we will apply the interest charged on the loan at the prime rate at the beginning of the calendar year, plus 1%. We will credit the money being held in the Fixed Account to secure the loan with a rate of interest that is the prime rate less 1%, but will always be at least equal to the minimum guaranteed interest rate of 3%. For all plans, we will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis at a frequency not less frequently than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, we will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policy owner or Annuitant, we deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date we receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Internal Revenue Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by us will not affect already outstanding loans.

     RIDERS

     At no additional charge, we include two riders under the policy: an Unemployment Benefit Rider, for Non-Qualified, IRA and Roth IRA policies, and a Living Needs Benefit Rider, for all types of policies. Both riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to the imposition of a surrender charge upon the happening of certain qualifying events. The riders are only available in those states where they have been approved.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled you may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You must also provide us with proof that the Annuitant has spent 60 or more consecutive days in a nursing home. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved.

     (b) Unemployment Benefit Rider

     For all Non-Qualified, IRA and Roth IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age
59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provision. Furthermore, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least 3% to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set quarterly on the first day of each new calendar quarter. All premium payments and additional payments (including transfers from other Investment Divisions) allocated to the Fixed Account during a calendar quarter will receive the interest rate declared for that quarter until the end of that Policy Year. All other amounts in the Fixed Account are credited with the rate set for the quarter in which the last Policy Anniversary occurred, guaranteed for the current Policy Year.

     (b) Bail-Out

     Surrender Charges may be applied to withdrawals from the Fixed Account. (See "Surrender Charges" at page 28.) For policies applied for prior to April 1, 1999, in addition to the "Exceptions to Surrender Charges" described at page 29, subject to any applicable state insurance law or regulation, a surrender charge will not be imposed on any amount which is withdrawn from the Fixed Account if on any Policy Anniversary: (1) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (2) within 60 days after that Policy Anniversary, you withdraw part or all of that amount allocated to the Fixed Account. We reserve the right to set a separate yearly interest rate and period for which this rate is guaranteed for amounts transferred to the Fixed Account.

     The exception described above does not apply to policies applied for on or after April 1, 1999, in states where approved. You should check with your registered representative to determine whether this provision is still available in your state.

     (c) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

          2. For applications signed prior to April 1, 1999, you may transfer an amount from the Fixed Account to the Investment Divisions if on any Policy
     Anniversary: (i) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (ii) within 60 days after that Policy Anniversary, you make a request for such transfer. There is no minimum transfer requirement and no charges will be imposed under this condition.

          3. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless we agree otherwise. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which we credit interest on monies remaining in the Fixed Account.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone Transfers" at page 25).

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account in the following sequence: first, from any value in the Fixed Account as of the last Policy Anniversary, then from any value in the Fixed Account attributed to additional premium payments or transfers from Investment Divisions in the same order in which you allocated such payments to the Fixed Account during the current Policy Year.

     See the policy itself for details and a description of the Fixed Account.

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policy owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policy owner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policy owner's Accumulation Value over the policy owner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from qualified retirement plans under Section 401(a) and from qualified annuities and Tax Sheltered Annuities under Sections 403(a) and 403(b).

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer is actual age 59 1/2, (2) made as a result of the policy owner's or Annuitant's death or disability, or (3) received in substantially equal installments paid at least annually as a life annuity. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policy owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policy owner should consult a competent tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policy owner, may result in certain income or gift tax consequences to the policy owner. A policy owner contemplating any transfer or assignment of a policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED PLANS

     The Qualified Policy is designed for use with several types of qualified plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about use of the policies with the various types of qualified plans. Policy owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of policies for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the policy.

          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

                          DISTRIBUTOR OF THE POLICIES

     NYLIFE Distributors Inc. ("NYLIFE Distributors"), 51 Madison Avenue, New York, New York 10010, is the principal underwriter and the distributor of the policies. It is an indirect wholly-owned subsidiary of New York Life. The maximum commission typically paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 6.5%. A portion of this amount will be paid as commissions to registered representatives.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                      STATEMENT OF ADDITIONAL INFORMATION

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS.........................................    4
DISTRIBUTOR OF THE POLICIES.................................    6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    7
OTHER INFORMATION...........................................    7
FINANCIAL STATEMENTS........................................  F-1

 How to obtain a New York Life LifeStages(R) Flexible Premium Variable Annuity
                     Statement of Additional Information.

               Call (800) 598-2019 or send this request form to:

                            NYLIAC Variable Products Service Center
                            Madison Square Station
                            P.O. Box 922
                            New York, NY 10159

--------------------------------------------------------------------------------
 Please send me a New York Life LifeStages(R) Flexible Premium Variable Annuity
                                  Statement of
                   Additional Information dated May 1, 2000:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip